STOCK BASED COMPENSATION - Restricted Stock Awards (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
STOCK BASED COMPENSATION
Stock-based compensation expense	$ 1,534	$ 3,857	$ 9,449	$ 9,125
RSA's
STOCK BASED COMPENSATION
Number of RSA's issued			17,910
Stock-based compensation expense			$ 86
RSA's outstanding			0	0